GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 5.53%
$250,000	CF Industries Inc(a) 3.40%, 12/01/2021	$ 255,478
250,000	Steel Dynamics Inc 2.80%, 12/15/2024	268,483
		523,961
Communications — 10.57%
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.46%, 07/23/2022	157,589
200,000	1.86%, 02/01/2024(b) 3-mo. LIBOR + 1.65%	205,776
150,000	Discovery Communications LLC 2.95%, 03/20/2023	157,538
100,000	Juniper Networks Inc 1.20%, 12/10/2025	100,801
250,000	T-Mobile USA Inc(a) 3.50%, 04/15/2025	274,049
102,000	Verizon Communications Inc(b) 1.32%, 05/15/2025 3-mo. LIBOR + 1.10%	104,959
		1,000,712
Consumer, Cyclical — 8.19%
250,000	Dollar Tree Inc 3.70%, 05/15/2023	267,259
250,000	Hasbro Inc 2.60%, 11/19/2022	259,131
250,000	Ross Stores Inc 0.88%, 04/15/2026	248,897
		775,287
Consumer, Non-Cyclical — 22.05%
250,000	AbbVie Inc 2.60%, 11/21/2024	267,088
275,000	Bacardi Ltd(a) 4.45%, 05/15/2025	312,240
150,000	Bayer US Finance II LLC(a)(b) 1.23%, 12/15/2023 3-mo. LIBOR + 1.01%	152,028
250,000	Becton Dickinson & Co(b) 1.26%, 06/06/2022 3-mo. LIBOR + 1.03%	252,572
150,000	Cigna Corp(b) 1.13%, 07/15/2023 3-mo. LIBOR + 0.89%	151,707
250,000	CVS Health Corp 2.63%, 08/15/2024	267,053
150,000	HCA Inc 4.75%, 05/01/2023	163,339
250,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	264,317
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$250,000	Viatris Inc(a) 1.65%, 06/22/2025	$ 257,539
		2,087,883
Energy — 3.86%
200,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	214,671
150,000	Valero Energy Corp 1.20%, 03/15/2024	151,015
		365,686
Financial — 34.98%
250,000	Athene Global Funding 0.95%, 01/08/2024	250,555
250,000	Bank of America Corp(b) 3.46%, 03/15/2025 3-mo. LIBOR + 3.23%	271,339
250,000	Bank of Montreal 3.30%, 02/05/2024	271,151
200,000	Canadian Imperial Bank of Commerce 0.95%, 10/23/2025	201,197
350,000	Citigroup Inc(b) 2.31%, 11/04/2022 1-yr. SOFR + 2.25%	354,890
150,000	Goldman Sachs Group Inc(b) 2.91%, 07/24/2023 3-mo. LIBOR + 2.68%	155,319
250,000	JPMorgan Chase & Co 3.88%, 09/10/2024	278,233
250,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	252,492
200,000	Morgan Stanley 3.88%, 04/29/2024	220,758
150,000	New York Life Global Funding(a) 2.88%, 04/10/2024	161,563
350,000	Simon Property Group LP REIT 2.00%, 09/13/2024	365,264
250,000	Synchrony Bank 3.00%, 06/15/2022	257,735
250,000	Wells Fargo & Co 4.13%, 08/15/2023	272,012
		3,312,508
Industrial — 7.57%
100,000	Boeing Co 1.95%, 02/01/2024	102,710
200,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	205,936
150,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	155,590
235,000	Trimble Inc 4.15%, 06/15/2023	252,132
		716,368

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Principal Amount		Fair Value
Technology — 5.79%
$200,000	Broadcom Inc 4.70%, 04/15/2025	$ 228,297
200,000	Dell International LLC / EMC Corp(a) 5.45%, 06/15/2023	219,703
100,000	Microchip Technology Inc(a) 0.97%, 02/15/2024	100,077
		548,077
TOTAL CORPORATE BONDS AND NOTES — 98.54% (Cost $9,181,938)		$9,330,482
TOTAL INVESTMENTS — 98.54% (Cost $9,181,938)		$9,330,482
OTHER ASSETS & LIABILITIES, NET — 1.46%		$138,578
TOTAL NET ASSETS — 100.00%		$9,469,060
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 29, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

January 29, 2021

As of January 29, 2021, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

January 29, 2021